Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

At Luckin Coffee, cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed to align with industry practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for (i) assessing the severity of a cybersecurity threat, (ii) identifying the source of a cybersecurity threat (including whether the cybersecurity threat is associated with a third-party service provider), (iii) implementing cybersecurity countermeasures and mitigation strategies and (iv) informing management of material cybersecurity threats and incidents. Our cybersecurity team also engages third-party security experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training annually.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

At Luckin Coffee, cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed to align with industry practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for (i) assessing the severity of a cybersecurity threat, (ii) identifying the source of a cybersecurity threat (including whether the cybersecurity threat is associated with a third-party service provider), (iii) implementing cybersecurity countermeasures and mitigation strategies and (iv) informing management of material cybersecurity threats and incidents. Our cybersecurity team also engages third-party security experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training annually.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board has overall oversight responsibility for our risk management and delegates the daily supervision of cybersecurity issues to our chief executive officer, who is also the chairman of our Crisis Management Committee (as defined herein). The chairman of our Data Security Management Committee (as defined herein) reports material cybersecurity incidents to the Crisis Management Committee, and if needed, the chairman of our Crisis Management Committee will report the incident to our Board to take appropriate and timely measures in response to the incident.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Crisis Management Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The chairman of our Data Security Management Committee (as defined herein) reports material cybersecurity incidents to the Crisis Management Committee, and if needed, the chairman of our Crisis Management Committee will report the incident to our Board to take appropriate and timely measures in response to the incident.
Cybersecurity Risk Role of Management [Text Block]

Our management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, Our management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. In particular, we established our data security and personal privacy protection management committee (the “Data Security and Personal Privacy Protection Management Committee”) in 2022, composed of personnel from our internal audit department, information security department, public affairs department, legal department and public relations department, to improve data security. The Data Security and Personal Privacy Protection Management Committee is responsible for developing data security and personal information protection strategies, plans, systems and specifications and providing necessary support, coordinating and making decisions on major data security incidents. Our cybersecurity programs are under the direction of our chairman of Data Security and Personal Privacy Protection Management Committee who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chairman of Data Security and Personal Privacy Protection Management Committee and other dedicated personnel are experienced information systems security professionals and information security managers with many years of experience. In addition, we established our crisis management committee (the “Crisis Management Committee”), chaired by our chief executive officer and composed of specialized working groups to manage and respond to crisis in our business operations, including cybersecurity crisis.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Data Security and Personal Privacy Protection Management Committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our chairman of Data Security and Personal Privacy Protection Management Committee and other dedicated personnel are experienced information systems security professionals and information security managers with many years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Data Security and Personal Privacy Protection Management Committee is responsible for developing data security and personal information protection strategies, plans, systems and specifications and providing necessary support, coordinating and making decisions on major data security incidents. Our cybersecurity programs are under the direction of our chairman of Data Security and Personal Privacy Protection Management Committee who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true